UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating expenses
Selling, general and administrative	$ 6,448,238	$ 1,990,805	$ 10,423,430	$ 3,614,879
Research and development	1,918	186,513	85,181	441,992	$ 1,027,203	$ 0
Impairment of aircraft deposits	5,150,000	0	5,150,000	0
Advertising and promotion					1,436,875	183,790
Bank and interest charges					17,574	5,607
Business development	102,089	582,125	246,104	762,125	1,841,982	360,000
Consulting fees					4,263,195	998,364
Contract labor and fuel					1,387,747	403,800
Depreciation	99,364	5,081	187,952	10,161	36,408	15,319
Directors' fees					168,000	164,000
Franchise tax					84,892	0
Insurance	234,800	22,641	440,554	43,798	197,107	87,372
Licenses					475	620
Listing fees					37,202	292,293
Management fees					707,507	232,000
Office and administrative					286,033	166,196
Professional fees	1,084,592	138,729	1,509,486	262,143	2,521,680	786,338
Relocation costs					51,723	0
Rent expense					542,879	294,611
Repairs and maintenance					36,909	44,504
Travel and entertainment					609,376	231,207
Vehicle					79,165	35,062
Total operating expenses	(11,600,156)	(2,177,318)	(15,658,611)	(4,056,871)	(15,333,932)	(4,301,083)
Other income (expense)
Interest income	43,583	25,718	71,880	57,071	153,020	66,323
Realized and unrealized gain on short-term investments	74,465	13,628	196,956	25,050	70,575	12,355
Flight training income	0	266,240	0	354,140
Amortization of debt discount	0	(121,914)	0	(238,981)	(500,937)	(1,777,505)
Change in fair value of derivative liability	0	155,899	0	(548,763)	(970,866)	(1,642,697)
Interest expense	0	(152,132)	0	(270,542)	(555,985)	(486,669)
Loss to misappropriation of assets	0	0	(395,033)	0
Other	23,901	55,452	57,470	91,362	516,640	234,900
Grant income					163,723	0
Loss on disposal of property, plant, and equipment			(4,603)	0
Exchange loss					(14,215)	(2,046)
Write-off of other receivable					(1,064)	0
Total other income (expense)	141,949	242,891	(68,727)	(530,663)	(1,209,684)	(3,607,694)
Net loss before taxes					(16,543,616)	(7,908,777)
Income tax expense (benefit)					0	0
Net loss	$ (11,458,207)	$ (1,934,427)	$ (15,727,338)	$ (4,587,534)	$ (16,543,616)	$ (7,908,777)
Weighted average number of shares
Weighted average number of shares - Basic	47,009,903	21,000,436	45,532,723	20,338,412	21,659,714	17,183,830
Weighted average number of shares - diluted	47,009,903	21,000,436	45,532,723	20,338,412	21,659,714	17,183,830
Net loss per share
Net loss per share - Basic	$ (0.24)	$ (0.09)	$ (0.35)	$ (0.23)	$ (0.76)	$ (0.46)
Net loss per share - diluted	$ (0.24)	$ (0.09)	$ (0.35)	$ (0.23)	$ (0.76)	$ (0.46)